Fixed Assets (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment [abstract]
Capitalization of borrowing costs	$ 39,000	$ 26,700
Initial Consolidation	$ 1,400	$ 121,000